Share capital - Reverse share split (Details)		1 Months Ended
	Jan. 04, 2023 $ / shares shares	Jan. 31, 2023	Dec. 31, 2025 shares	Feb. 10, 2025 $ / shares	Dec. 31, 2024 shares	Nov. 19, 2024 $ / shares
Share capital
Number of shares authorized | shares			75,000,000		75,000,000
Share split ratio		0.04
Par value per share				$ 0.0025		$ 0.0025
Ordinary shares
Share capital
Number of shares authorized | shares	20,000,000
Share split ratio	25
Par value per share	$ 0.0001
Ordinary shares | Restructured Authorised Share
Share capital
Par value per share	0.0025
Ordinary shares | Restructured Authorised Share | Share Split
Share capital
Par value per share	$ 0.0025
Preferred shares
Share capital
Number of shares authorized | shares	55,000,000		55,000,000		55,000,000